CAPITAL APPRECIATION VARIABLE ACCOUNT	HIGH YIELD VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT	MONEY MARKET VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT	TOTAL RETURN VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the Capital Appreciation Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS Massachusetts Investors Growth Stock Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the Global Governments Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS Global Governments Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the Government Securities Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS Government Securities Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.

HIGH YIELD VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the High Yield Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS High Yield Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.

MONEY MARKET VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the Money Market Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS Money Market Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.

TOTAL RETURN VARIABLE ACCOUNT

On November 17, 2011, contract owners approved the reorganization of the Total Return Variable Account into a sub-account of a unit investment trust that invests its assets entirely in shares of MFS Total Return Portfolio, a series of MFS Variable Insurance Trust II. The reorganization is scheduled to occur on or about December 2, 2011.